ACCOUNTS RECEIVABLE NET	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$3,097,246	$2,398,821
Accounts receivable - smart campus projects	51,634	-
Accounts receivable - Tailored job readiness training services	20,245	1,363
Accounts receivable - Overseas Study Consulting Services	3,067	62,366
Accounts receivable	$3,172,192	$2,462,550

Under the Sino-foreign Jointly Managed Academic Programs, student tuition fees are collected by the Chinese host universities / colleges at the beginning of each academic school year and then remit the agreed portion to the Company within one to four months. Due the impact of the COVID-19 pandemic, the internal payment processes of the partnering schools were temporarily delayed. As a result, the Company and these partnering schools mutually agreed to extend the tuition payment term by three to six months.